STATEMENTS OF OPERATION (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Amortization	172,033	172,033	229,377	229,377
Research and development expenses	732,373	275,116	370,853	466,354
Payroll expenses			311,525	285,392
Professional fees			1,331,142	503,369
Selling, general and administrative expenses	936,180	1,401,104	129,270	69,122
TOTAL OPERATING EXPENSES	1,840,586	1,848,253	2,372,166	1,553,614
LOSS FROM OPERATIONS	(1,840,586)	(1,848,253)	(2,372,166)	(1,553,614)
OTHER EXPENSE (INCOME)
Other Income	(51,400)			(222,928)
Interest Expense	272	9,828	40,960
Interest income	(1,036)	(1)	(4)	(14)
TOTAL OTHER EXPENSE (INCOME)	(52,164)	9,827	40,956	(222,942)
NET LOSS	(1,788,422)	(1,858,080)	(2,413,122)	(1,330,672)
Deemed dividend	(48,659)		(20,995)
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ (1,837,081)	$ (1,858,080)	$ (2,434,117)	$ (1,330,672)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	313,580,066	95,014,206	95,758,079	89,391,302